NOTE RECEIVABLES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note receivables	$ 4,516,275	$ 3,097,981	$ 0
Che Kean Tat [Member]
Note receivables	4,516,275	3,097,981
Accounts Receivable [Member]
Note receivables	$ 4,516,275	$ 3,097,981	$ 0